UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3757

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier California Tax Exempt Bond Fund, Inc.
August 31, 2006 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.2%	Rate (%)	Date	Amount ($)	Value ($)

California--92.7%
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Central Park Apartments)	5.50	7/1/19	1,010,000	1,039,583
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Central Park Apartments)	5.60	7/1/38	5,815,000	5,945,896
ABAG Finance Authority for
Nonprofit Corps., MFHR
(Sansum-Santa Barbara
Medical Foundation Clinic)	5.50	4/1/21	3,500,000	3,716,195
Alameda County,
COP (Insured; MBIA)	7.11	12/1/13	5,000,000 a,b	5,920,500
Alameda County,
COP (Financing Project)
(Insured; MBIA)	6.00	9/1/06	2,560,000 c	2,611,200
Anaheim Public Finance Authority,
Tax Allocation Revenue
(Insured; MBIA)	6.45	12/28/18	26,000,000	27,424,540
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/25	17,675,000	18,816,451
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/26	14,500,000	15,412,775
California,
Economic Recovery Bonds	5.00	7/1/16	13,000,000	13,788,320
California,
GO	5.25	4/1/27	6,475,000	6,923,264
California,
GO	5.25	2/1/30	25,700,000	26,912,012
California,
GO (Various Purpose)	6.13	10/1/11	2,875,000	3,210,800
California,
GO (Various Purpose)	5.50	4/1/28	900,000	987,525
California,
GO (Veterans)	5.05	12/1/36	14,500,000	14,783,475
California Department of Veteran
Affairs, Home Purchase Revenue	5.50	12/1/19	5,015,000	5,277,987
California Department of Veteran
Affairs, Home Purchase Revenue	5.20	12/1/28	10,000,000	10,006,000
California Department of Water
Resources, Power Supply Revenue	5.88	5/1/12	10,000,000 c	11,270,800
California Department of Water
Resources, Water System

Revenue (Central Valley
Project) (Insured; MBIA)	5.00	12/1/23	10,000,000	10,606,000
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Insured; FGIC)	5.00	12/1/25	11,860,000 d	12,490,952
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects)	5.63	7/1/23	1,275,000	1,288,885
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.13	12/1/09	30,695,000 c	33,422,251
California Health Facilities
Financing Authority, Revenue
(Cedars-Sinai Medical Center)	6.25	12/1/09	9,460,000 c	10,334,955
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	6.25	8/15/35	7,965,000	8,785,554
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	7/15/09	240,000 c	254,614
California Health Facilities
Financing Authority, Revenue
(Sutter Health) (Insured; MBIA)	5.35	8/15/28	3,540,000	3,702,451
California Housing Finance Agency,
MFHR (Insured; AMBAC)	6.15	8/1/22	1,845,000	1,883,819
California Housing Finance Agency,
SFMR	6.30	8/1/24	565,000	571,430
California Housing Finance Agency,
SFMR	6.45	8/1/25	285,000	288,380
California Housing Finance Agency,
SFMR (Collateralized; FHA and
Insured; AMBAC)	6.25	8/1/14	210,000	212,337
California Infrastructure and
Economic Development Bank, Bay
Area Toll Bridges Seismic
Retrofit Revenue (Insured;
FGIC)	5.00	7/1/25	10,455,000	11,673,426
California Infrastructure and
Economic Development Bank,
Revenue (Kaiser Hospital
Assistance I-LLC)	5.55	8/1/31	21,900,000	23,187,501
California Pollution Control
Financing Authority, PCR	7.53	6/1/14	5,500,000 a,b	7,059,635
California Pollution Control
Financing Authority, PCR
(Insured; MBIA)	7.53	6/1/14	24,165,000 a,b	31,017,469
California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	5.80	12/1/16	2,000,000	1,986,700

California Pollution Control
Financing Authority, SWDR
(Browning-Ferris Industries of
California, Inc. Project)	6.75	9/1/19	600,000	603,012
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill Co.
Project)	6.88	11/1/27	1,000,000	1,006,830
California Public Works Board,
LR (Department of Corrections,
Calipatria State Prison,
Imperial County) (Insured;
MBIA)	6.50	9/1/17	13,000,000	15,406,690
California Public Works Board,
LR (Department of Health
Services, Richmond Laboratory
Project) (Insured; AMBAC)	5.00	11/1/21	10,910,000	11,666,281
California Public Works Board,
LR (University of California
Research Projects) (Insured;
MBIA)	5.25	11/1/28	10,005,000	10,824,610
California Public Works Board,
LR (Various University of
California Projects)	5.50	6/1/14	5,000,000	5,458,350
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	3,500,000 c	3,961,720
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	2,500,000 c	2,829,800
California State University,
Fresno Association Inc.,
Auxiliary Organization Event
Center Revenue	6.00	7/1/12	5,250,000 c	5,942,580
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/10	2,780,000 c	3,097,226
California Statewide Communities
Development Authority, COP
(Catholic Healthcare West)	6.50	7/1/20	1,220,000	1,339,401
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	20,000,000	20,290,600
California Statewide Communities
Development Authority, Health
Facility Revenue (Adventist
Health System/West)	5.00	3/1/35	11,880,000	12,196,958
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health

System)	5.25	7/1/24	8,205,000	8,627,557
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	23,625,000	24,623,392
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.50	11/1/32	13,500,000	14,164,200
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.25	3/1/45	15,000,000	15,678,900
California Statewide Communities
Development Authority, Revenue
(Sutter Health)	5.50	8/15/28	14,000,000	15,026,900
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/28	15,360,000	16,096,512
California Statewide Communities
Development Authority, Revenue
(The California Endowment)	5.00	7/1/33	16,710,000	17,450,587
Capistrano Unified School
District, Community Facilities
District Special Tax Number 98
(Ladera)	5.75	9/1/09	5,500,000 c	5,950,615
Capistrano Unified School
District, School Facilities
Improvement District Number 1
(Insured; FGIC)	6.00	8/1/24	2,075,000	2,268,452
Castaic Lake Water Agency,
COP, Revenue (Water System
Improvement Project) (Insured;
AMBAC)	0.00	8/1/27	10,000,000	3,862,500
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	6.00	2/1/30	5,000,000	5,239,750
Central California Joint Powers
Health Financing Authority,
COP (Community Hospitals of
Central California Obligated
Group)	5.75	2/1/31	18,500,000	19,351,185
Chino Valley Unified School
District, GO (Insured; MBIA)	5.25	8/1/30	10,000,000	10,816,400
Chula Vista,
IDR (San Diego Gas and
Electric Co.)	5.00	12/1/27	3,000,000	3,110,940
Coast Community College District,
GO (Insured; FSA)	0.00	8/1/29	15,565,000	11,655,695
Contra Costa County Public Finance
Authority, Tax Allocation
Revenue (Pleasant Hill)	5.45	8/1/28	2,720,000	2,819,253

Cucamonga County Water District,
COP (Insured; FGIC)	5.25	9/1/25	5,555,000	5,920,241
Delano,
COP (Delano Regional Medical
Center)	5.25	1/1/18	13,500,000	13,553,460
Elsinore Valley Municipal Water
District, COP (Insured; FGIC)	5.38	7/1/19	3,855,000	4,372,418
Escondido Reassessment District
Number 98-1 (Rancho San
Pasqual)	5.70	9/2/26	1,335,000	1,378,855
Fontana,
Special Tax (Insured; MBIA)	5.25	9/1/17	10,000,000	10,487,000
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.00	10/1/21	5,000,000	5,328,450
Fontana Public Financing
Authority, Tax Allocation
Revenue (North Fontana
Redevelopment Project)
(Insured; AMBAC)	5.50	9/1/32	13,800,000	14,842,866
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	500,000	519,900
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	3,400,000 c	3,623,584
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	4,000,000 c	4,263,040
Fremont Union High School District
(Insured; FGIC)	5.25	9/1/10	11,295,000 c	12,037,759
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.10	9/1/22	1,000,000	1,066,380
Fullerton Community Facilities
District Number 1, Special Tax
Revenue (Amerige Heights)	6.20	9/1/32	2,500,000	2,659,050
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds	5.50	6/1/13	5,000,000 c	5,528,200
Golden State Tobacco
Securitization Corp., Enhanced
Tobacco Settlement
Asset-Backed Bonds (Insured;
FGIC)	5.00	6/1/35	25,000,000	26,050,250
Golden State Tobacco
Securitization Corp., Tobacco
Settlement Asset-Backed Bonds	6.75	6/1/39	14,770,000	16,675,625
High Desert Memorial Health Care
District, Revenue	5.40	10/1/11	2,500,000	2,536,825
Kaweah Delta Health Care District,

Revenue	6.00	8/1/34	9,000,000	9,828,900
La Quinta Financing Authority,
Local Agency Revenue (Insured;
AMBAC)	5.00	9/1/29	12,400,000	13,003,756
Long Beach Special Tax Community
Facilities District Number 5
(Towne Center)	6.88	10/1/25	500,000	511,080
Los Angeles Unified School
District (Insured; MBIA)	5.75	7/1/17	10,135,000	11,831,903
Madera County,
COP (Valley Children's
Hospital) (Insured; MBIA)	6.50	3/15/09	3,370,000	3,603,777
Metropolitan Water District of
Southern California, Water
Revenue	5.00	7/1/35	10,000,000	10,543,600
Metropolitan Water District of
Southern California,
Waterworks GO	5.00	3/1/17	5,500,000	5,976,850
Metropolitan Water District of
Southern California,
Waterworks GO	5.00	3/1/18	5,510,000	5,962,757
Murrieta Unified School District
(Insured; FGIC)	0.00	9/1/21	4,950,000	2,561,724
Natomas Unified School District
(Insured; MBIA)	5.95	9/1/21	2,500,000	2,944,025
New Haven Unified School District
(Insured; FSA)	5.75	8/1/19	2,000,000	2,215,460
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.00	1/1/16	670,000 c	835,008
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)	7.50	7/1/21	375,000 c	505,466
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; MBIA)	6.30	7/1/18	26,400,000	32,102,928
Oakland Unified School District
(Insured; FGIC)	5.25	8/1/24	17,275,000	18,543,158
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.25	8/15/08	1,600,000 c	1,684,448
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 1	6.00	8/15/10	3,000,000 c	3,303,810
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.60	8/15/28	3,250,000	3,418,415
Orange County Community Facilities
District (Landera Ranch)
Special Tax Number 3	5.63	8/15/34	6,000,000	6,248,280
Orange County Public Financing
Authority, LR (Juvenile

Justice Center Facility)
(Insured; AMBAC)	5.38	6/1/19	6,150,000	6,710,265
Pomona,
COP General Fund Lease
Financing (Insured; AMBAC)	5.50	6/1/28	1,000,000	1,105,630
Pomona Redevelopment Agency, Tax
Allocation (West Holt Avenue)	5.50	5/1/32	3,000,000	3,235,800
Rancho Cucamonga Redevelopment
Agency (Tax Allocation Rancho
Development) (Insured; MBIA)	5.38	9/1/25	7,485,000	7,964,639
Rancho Mirage Joint Powers
Financing Authority, Revenue
(Eisenhower Medical Center)	5.63	7/1/29	10,430,000	11,358,270
Redwood Empire Financing
Authority, COP	6.40	12/1/23	2,455,000	2,468,625
Riverside County,
SFMR (Collateralized; GNMA)	7.80	5/1/21	1,250,000	1,714,700
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	6.78	12/1/13	2,335,000 a,b	2,741,267
Sacramento City Financing
Authority, Revenue (Insured;
AMBAC)	6.78	12/1/14	2,570,000 a,b	3,017,154
Sacramento County,
Laguna Creek Ranch/Elliott
Ranch Community Facilities
District Number 1, Improvement
Area Number 1, Special Tax
(Laguna Creek Ranch)	5.70	12/1/20	2,970,000	3,015,471
Sacramento County Housing
Authority, MFHR (Cottage
Estate Apartments)
(Collateralized; FNMA)	6.00	2/1/33	1,000,000	1,050,890
Sacramento County Sanitation
District Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)
(Insured; FGIC)	5.00	12/1/30	10,000,000	10,597,000
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	5.20	7/1/17	300,000	309,693
Sacramento Municipal Utility
District, Electric Revenue
(Insured; MBIA)	6.50	9/1/13	6,930,000	7,840,948
San Bernardino County,
COP (Capital Facilities
Project)	6.88	8/1/24	5,000,000	6,534,500
San Diego County,
COP (Burnham Institute for
Medical Research)	6.25	9/1/09	3,800,000 c	4,125,090
San Diego County,
COP (Burnham Institute for

Medical Research)	5.00	9/1/24	2,265,000	2,328,737
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	5,190,000	5,300,184
San Diego Unified School District
(Insured; FGIC)	0.00	7/1/17	2,325,000	1,482,048
San Francisco Bay Area Rapid
Transit District, Sales Tax
Revenue (Insured; MBIA)	5.00	7/1/24	5,000,000	5,309,450
San Francisco City and County,
COP (San Bruno Jail Number 3)
(Insured; AMBAC)	5.25	10/1/21	2,985,000	3,123,564
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; FSA)	5.00	11/1/24	10,000,000	10,666,500
San Joaquin Hills Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0.00	1/15/32	48,295,000	14,712,589
San Jose Redevelopment Agency, Tax
Allocation Revenue (Merged Area
Redevelopment Project)	5.25	8/1/29	1,000,000	1,029,330
San Jose Unified School District,
GO (Insured; FGIC)	5.00	8/1/24	12,580,000	13,436,321
Sequoia Union High School
District, GO (Insured; FSA)	5.00	7/1/24	3,195,000	3,410,950
South Placer Authority,
Wastewater Revenue (Insured;
FGIC)	5.25	11/1/10	1,000,000 c	1,077,600
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/16	11,715,000	12,798,989
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/17	4,475,000	4,869,247
Southeast Resource Recovery
Facility Authority, LR
(Insured; AMBAC)	5.25	12/1/18	8,085,000	8,797,288
Stockton,
Health Facilities Revenue
(Dameron Hospital Association)	5.70	12/1/14	1,000,000	1,036,830
Tobacco Securitization Authority
Northern California, Tobacco
Settlement Asset-Backed Bonds
(Sacramento County Tobacco
Securitization Corp.)	5.38	6/1/38	20,000,000	20,596,000
Torrance Redevelopment Agency,
Tax Allocation Revenue	5.63	9/1/28	500,000	511,840
Trustees of the California State
University, Systemwide Revenue
(Insured; AMBAC)	5.00	11/1/19	10,000,000	10,761,500
University of California,

General Revenue (Insured; FGIC)	5.00	5/15/23	9,165,000	9,707,843
University of California,
Multi Purpose Revenue
(Insured; MBIA)	5.25	9/1/27	31,475,000	32,594,880
University of California,
Revenue (Limited Project)
(Insured; FSA)	5.00	5/15/22	14,655,000	15,562,731
Ventura County Community College
District (Insured; MBIA)	5.50	8/1/23	4,250,000	4,656,385
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion Plaza)	6.00	9/1/17	6,000,000	6,754,140
West Covina Redevelopment Agency,
Community Facilities District,
Special Tax Revenue (Fashion Plaza)	6.00	9/1/22	11,325,000	13,141,870
Whittier Health Facility,
Revenue (Presbyterian
Intercommunity Hospital)	5.75	6/1/31	10,090,000	10,792,163
U.S. Related--5.5%
Puerto Rico Highway and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,750,000	5,182,440
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue	6.00	7/1/10	2,000,000 c	2,185,140
Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	6.43	7/1/38	1,000,000 a,b	1,055,660
Puerto Rico Infrastructure
Financing Authority, Special
Obligation	5.50	10/1/32	10,000,000	10,729,100
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.50	10/1/40	40,000,000	42,852,000
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	6.28	7/1/15	1,000,000 a,b	1,057,880
Virgin Islands Public Finance
Authority, Revenue	7.30	10/1/18	3,100,000	3,874,039
Virgin Islands Public Finance
Authority, Revenue, Virgin
Islands Matching Fund Loan
Notes	6.00	10/1/22	2,000,000	2,087,920
Total Long-Term Municipal Investments
(cost $1,158,365,940)				1,227,922,926
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.5%	Rate (%)	Date	Amount ($)	Value ($)

California;
California Department of Water
Resources, Power Supply
Revenue (LOC: California State

Teachers Retirement and The
Bank of New York)	3.42	9/1/06	3,000,000 e	3,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; BNP Paribas)	3.44	9/1/06	5,000,000 e	5,000,000
California Health Facilities
Finance Authority, Revenue
(Adventist Health System)
(Insured; MBIA and Liquidity
Facility; California State
Teachers Retirement)	3.40	9/1/06	1,300,000 e	1,300,000
California Pollution Control
Financing Authority, PCR,
Refunding (Pacific Gas and
Electric Corporation) (LOC;
JPMorgan Chase Bank)	3.41	9/1/06	8,000,000 e	8,000,000
Irvine Assesment District Number
89-10 (LOC; Bayerische
Hypo-und Vereinsbank AG)	3.33	9/1/06	375,000 e	375,000
Menlo Park Community Development
Agency, Tax Allocation Revenue,
Refunding (Las Pulgas Community
Development Project) (Insured;
AMBAC and Liquidity Facility;
State Street Bank and Trust
Co.)	3.40	9/1/06	1,400,000 e	1,400,000
Total Short-Term Municipal Investments
(cost $19,075,000)				19,075,000
Total Investments (cost $1,177,440,940)			99.7%	1,246,997,926
Cash and Receivables (Net)			.3%	3,366,261
Net Assets			100.0%	1,250,364,187

a	Inverse floater security--the interest rate is subject to change periodically.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $51,869,565 or 4.2% of net assets.
c	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d	Purchased on a delayed delivery basis.
e	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company

CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment-In-Lieu-Of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA TAX EXEMPT BOND FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 18, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)